Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Assets and Liabilities
Other assets and liabilities as at December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Other assets
Advance payments	￦	181,150	￦	217,997
Prepaid expenses		107,775		146,628
Contract cost		1,817,678		1,727,468
Contract assets		802,253		832,520
Others		12,964		15,237
Less: Non-current		(820,608)		(827,297)

Current	￦	2,101,212	￦	2,112,553

Other liabilities
Advances received 1	￦	387,986	￦	682,880
Withholdings		155,017		159,080
Unearned revenue 1		46,493		27,392
Lease liabilities		1,172,038		1,179,909
Contract liabilities		284,107		278,749
Others		33,108		30,848
Less: Non-current		(945,731)		(950,015)

Current	￦	1,133,018	￦	1,408,843

1	The amounts include adjustments arising from adoption of IFRS 15 Revenue from Contracts with Customers (Note 25).